Other Expenses (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expenses [Abstract]
Business acquisition, cost of acquired entity transaction costs	$ 3	$ 100
Business acquisition integration related expenses	362	176
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Restructuring lease charges incurred since inception of program			52
Restructuring Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Restructuring lease charges incurred since inception of program	$ 28	$ 28	$ 28